Supplement to the John Hancock Large Cap Value Fund -
                      Class I Prospectus dated July 2, 2001

John Hancock Large Cap Value Fund

On page 4, the "Portfolio Managers" section for the John Hancock Large Cap Value Fund has been changed as follows:

         PORTFOLIO MANAGERS

         James S. Yu, CFA
         ----------------
         Vice president of adviser
         Joined fund team in 2000
         Joined adviser in 2000
         Analyst at Merrill Lynch Asset
          Management (1998-2000)
         Analyst at Gabelli & Company
          (1995-1998)
         Began business career in 1991

         Roger C. Hamilton
         -----------------
         Vice president of adviser
         Joined fund team in 1999
         Joined adviser in 1994
         Began business career in 1980


December 10, 2001

KEQPS  12/01